CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 14,388,517	$ 33,425,912
Cost of products sold	15,139,942	30,159,024
Gross (loss) profit	(751,425)	3,266,888
Operating expenses:
Selling, general and administrative	3,095,868	3,734,406
Salaries and wages	4,906,819	7,473,441
Professional fees	1,669,474	1,249,388
Impairment of property & equipment	1,674,000
Loss on disposal of assets	172,684
Gain on sale of R&D equipment	(50,097)
Depreciation and amortization	1,745,217	1,353,383
Research and development	586,379	1,443,569
Total operating expenses	13,800,344	15,254,187
Loss from operations	(14,551,769)	(11,987,299)
Other income (expense):
Dividend income	510,099	909,215
Other income	63,391	9,898
Interest expense	(222,594)	(221,157)
Interest income	150,553	48,370
Unrealized gain on marketable securities		87,781
Realized gain on marketable securities	40,414	103,941
Employee Retention Credit income		1,267,055
Total other income	541,863	2,205,103
Loss before income tax	(14,009,906)	(9,782,196)
Income taxes provision
Net loss	(14,009,906)	(9,782,196)
Less: Net loss attributable to noncontrolling interests	(2,963,935)	(2,590,020)
Net loss attributed to stockholders of Twin Vee PowerCats Co, Inc.	$ (11,045,971)	$ (7,192,176)
Basic loss per share of common stock	$ (1.10)	$ (0.76)
Dilutive loss per share of common stock	$ (1.10)	$ (0.76)
Weighted average number of shares of common stock outstanding basic	10,032,040	9,520,000
Weighted average number of shares of common stock outstanding dilutive	10,032,040	9,520,000